Consolidated Balance Sheets (unaudited) - CAD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020
Current Assets
Cash and Cash Equivalents	$ 2,010	$ 378
Accounts Receivable and Accrued Revenues	4,056	1,488
Income Tax Receivable	7	21
Inventories	3,370	1,089
Investment in Equity-Accounted Affiliate	96	0
Total Current Assets	9,539	2,976
Restricted Cash	179	0
Exploration and Evaluation Assets, Net	655	623
Property, Plant and Equipment, Net	37,599	25,411
Right-of-Use Assets, Net	2,133	1,139
Income Tax Receivable	202	0
Investment in Equity-Accounted Affiliate	404	97
Other Assets	463	216
Deferred Income Taxes	93	36
Goodwill	2,984	2,272
Total Assets	54,251	32,770
Current Liabilities
Accounts Payable and Accrued Liabilities	5,735	2,018
Short-Term Borrowings	48	121
Current Portion of Long-Term Debt	545	0
Lease Liabilities	286	184
Contingent Payment	392	36
Income Tax Payable	106	0
Total Current Liabilities	7,112	2,359
Long-Term Debt	12,441	7,441
Lease Liabilities	2,789	1,573
Contingent Payment	0	27
Decommissioning Liabilities	3,914	1,248
Other Liabilities	979	181
Deferred Income Taxes	2,632	3,234
Total Liabilities	29,867	16,063
Shareholders’ Equity	24,373	16,707
Non-Controlling Interest	11	0
Total Liabilities and Equity	$ 54,251	$ 32,770